Statements of Stockholders' Equity/(Deficit) (USD $)	Total	Capital Stock	Additional Paid-in Capital	Advances for capital increase	Accumulated Deficit
Balance at Feb. 28, 2009	$ 115,154	$ 7,555	$ 3,327,108	$ 792,445	$ (4,011,954)
Stocks issued at Feb. 28, 2009		45,230,693
Capital increase, value		792,445		(792,445)
Capital increase, shares		4,754,671,657
Net loss	(124,383)				(124,383)
Balance at Feb. 28, 2010	(9,229)	800,000	3,327,108	0	(4,136,337)
Stocks issued at Feb. 28, 2010		4,799,902,350
Net loss	(58,791)				(58,791)
Balance at Feb. 28, 2011	(68,020)	800,000	3,327,108		(4,195,128)
Stocks issued at Feb. 28, 2011		4,799,902,350
Net loss	(88,230)				(88,230)
Balance at Feb. 29, 2012	$ (156,250)	$ 800,000	$ 3,327,108		$ (4,283,358)
Stocks issued at Feb. 29, 2012		4,799,902,350